Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000012064 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Select Dividend ETF
Class Name	iShares Select Dividend ETF
Trading Symbol	DVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Select Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select Dividend ETF	$20	0.38%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 20,359,905,314
Holdings Count | Holding	104
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,359,905,314
Number of Portfolio Holdings	104
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	26.2%
Financials	25.9%
Consumer Staples	10.5%
Consumer Discretionary	7.3%
Energy	5.9%
Materials	5.7%
Information Technology	5.6%
Communication Services	5.4%
Health Care	5.3%
Industrials	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Ford Motor Co.	2.7%
Seagate Technology Holdings PLC	2.4%
Altria Group, Inc.	2.3%
Edison International	1.9%
Pfizer, Inc.	1.9%
Eversource Energy	1.8%
Verizon Communications, Inc.	1.8%
Archer-Daniels-Midland Co.	1.7%
KeyCorp	1.6%
Dominion Energy, Inc.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Ford Motor Co.	2.7%
Seagate Technology Holdings PLC	2.4%
Altria Group, Inc.	2.3%
Edison International	1.9%
Pfizer, Inc.	1.9%
Eversource Energy	1.8%
Verizon Communications, Inc.	1.8%
Archer-Daniels-Midland Co.	1.7%
KeyCorp	1.6%
Dominion Energy, Inc.	1.5%
(a)	Excludes money market funds.

C000012097 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar U.S. Equity ETF
Class Name	iShares Morningstar U.S. Equity ETF
Trading Symbol	ILCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$2	0.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[2]
Net Assets	$ 1,178,299,046
Holdings Count | Holding	567
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,178,299,046
Number of Portfolio Holdings	567
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.8%
Financials	12.9%
Consumer Discretionary	10.7%
Communication Services	9.9%
Health Care	9.1%
Industrials	8.4%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Real Estate	1.8%
Materials	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.0%
Apple Inc.	6.7%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.6%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.0%
Apple Inc.	6.7%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class A	2.6%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	Excludes money market funds.

C000012099 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Value ETF
Class Name	iShares Morningstar Value ETF
Trading Symbol	ILCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Value ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Value ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[3]
Net Assets	$ 1,129,193,563
Holdings Count | Holding	406
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,129,193,563
Number of Portfolio Holdings	406
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.5%
Information Technology	17.0%
Communication Services	12.8%
Health Care	12.4%
Consumer Discretionary	9.3%
Industrials	8.9%
Consumer Staples	7.0%
Energy	5.6%
Utilities	3.9%
Materials	2.5%
Real Estate	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C, NVS	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.4%
Home Depot, Inc. (The)	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C, NVS	3.7%
Berkshire Hathaway, Inc., Class B	3.2%
JPMorgan Chase & Co.	3.1%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.4%
Home Depot, Inc. (The)	1.4%
(a)	Excludes money market funds.

C000012195 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap Value ETF
Class Name	iShares Morningstar Mid-Cap Value ETF
Trading Symbol	IMCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap Value ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Value ETF	$3	0.06%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
Net Assets	$ 864,289,973
Holdings Count | Holding	285
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$864,289,973
Number of Portfolio Holdings	285
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.3%
Industrials	11.8%
Utilities	11.1%
Energy	10.0%
Information Technology	9.4%
Consumer Staples	7.7%
Consumer Discretionary	7.5%
Materials	7.4%
Health Care	7.3%
Real Estate	6.0%
Communication Services	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	2.4%
Newmont Corp.	1.5%
U.S. Bancorp	1.2%
CSX Corp.	1.1%
General Motors Co.	1.1%
American Electric Power Co., Inc.	1.1%
Travelers Cos., Inc. (The)	1.0%
Sempra	1.0%
Marathon Petroleum Corp.	1.0%
Truist Financial Corp.	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Capital One Financial Corp.	2.4%
Newmont Corp.	1.5%
U.S. Bancorp	1.2%
CSX Corp.	1.1%
General Motors Co.	1.1%
American Electric Power Co., Inc.	1.1%
Travelers Cos., Inc. (The)	1.0%
Sempra	1.0%
Marathon Petroleum Corp.	1.0%
Truist Financial Corp.	1.0%
(a)	Excludes money market funds.

C000012196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap ETF
Class Name	iShares Morningstar Small-Cap ETF
Trading Symbol	ISCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[5]
Net Assets	$ 252,749,612
Holdings Count | Holding	1,556
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$252,749,612
Number of Portfolio Holdings	1,556
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	20.9%
Financials	15.7%
Information Technology	15.3%
Health Care	12.7%
Consumer Discretionary	11.9%
Real Estate	6.0%
Materials	4.5%
Energy	4.0%
Communication Services	3.2%
Utilities	3.1%
Consumer Staples	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Credo Technology Group Holding Ltd.	0.5%
Ciena Corp.	0.5%
Bloom Energy Corp., Class A	0.5%
Rocket Lab Corp.	0.5%
Astera Labs, Inc.	0.5%
Sandisk Corp.	0.4%
Coherent Corp.	0.4%
BWX Technologies, Inc.	0.4%
nVent Electric PLC	0.4%
IonQ, Inc.	0.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Credo Technology Group Holding Ltd.	0.5%
Ciena Corp.	0.5%
Bloom Energy Corp., Class A	0.5%
Rocket Lab Corp.	0.5%
Astera Labs, Inc.	0.5%
Sandisk Corp.	0.4%
Coherent Corp.	0.4%
BWX Technologies, Inc.	0.4%
nVent Electric PLC	0.4%
IonQ, Inc.	0.3%
(a)	Excludes money market funds.

C000042588 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core U.S. REIT ETF
Class Name	iShares Core U.S. REIT ETF
Trading Symbol	USRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core U.S. REIT ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. REIT ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[6]
Net Assets	$ 3,131,101,800
Holdings Count | Holding	136
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,131,101,800
Number of Portfolio Holdings	136
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Specialized REITs	27.2%
Health Care REITs	18.1%
Retail REITs	17.0%
Residential REITs	15.2%
Industrial REITs	12.9%
Office REITs	4.3%
Diversified REITs	2.7%
Hotel & Resort REITs	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	8.7%
Prologis, Inc.	8.3%
Equinix, Inc.	6.3%
Simon Property Group, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Realty Income Corp.	4.3%
Public Storage	3.9%
Ventas, Inc.	3.1%
VICI Properties, Inc.	2.9%
Iron Mountain, Inc.	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	8.7%
Prologis, Inc.	8.3%
Equinix, Inc.	6.3%
Simon Property Group, Inc.	4.5%
Digital Realty Trust, Inc.	4.4%
Realty Income Corp.	4.3%
Public Storage	3.9%
Ventas, Inc.	3.1%
VICI Properties, Inc.	2.9%
Iron Mountain, Inc.	2.8%
(a)	Excludes money market funds.

C000099165 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core High Dividend ETF
Class Name	iShares Core High Dividend ETF
Trading Symbol	HDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core High Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core High Dividend ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[7]
Net Assets	$ 11,278,802,054
Holdings Count | Holding	79
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,278,802,054
Number of Portfolio Holdings	79
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	24.6%
Energy	22.2%
Health Care	21.0%
Utilities	9.4%
Consumer Discretionary	6.2%
Information Technology	5.8%
Communication Services	3.5%
Financials	3.3%
Industrials	3.0%
Materials	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	8.9%
Chevron Corp.	6.8%
Johnson & Johnson	6.7%
AbbVie, Inc.	6.1%
Procter & Gamble Co. (The)	4.8%
Home Depot, Inc. (The)	4.2%
Coca-Cola Co. (The)	4.1%
Merck & Co., Inc.	4.1%
PepsiCo, Inc.	4.1%
Philip Morris International, Inc.	3.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	8.9%
Chevron Corp.	6.8%
Johnson & Johnson	6.7%
AbbVie, Inc.	6.1%
Procter & Gamble Co. (The)	4.8%
Home Depot, Inc. (The)	4.2%
Coca-Cola Co. (The)	4.1%
Merck & Co., Inc.	4.1%
PepsiCo, Inc.	4.1%
Philip Morris International, Inc.	3.8%
(a)	Excludes money market funds.

C000141931 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core Dividend Growth ETF
Class Name	iShares Core Dividend Growth ETF
Trading Symbol	DGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core Dividend Growth ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend Growth ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[8]
Net Assets	$ 34,571,460,076
Holdings Count | Holding	403
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$34,571,460,076
Number of Portfolio Holdings	403
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.8%
Information Technology	19.0%
Health Care	17.3%
Consumer Staples	11.3%
Industrials	11.2%
Utilities	7.2%
Consumer Discretionary	5.3%
Energy	5.1%
Materials	2.7%
Communication Services	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	3.3%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	3.1%
Microsoft Corp.	3.1%
Exxon Mobil Corp.	3.0%
AbbVie, Inc.	2.8%
Broadcom, Inc.	2.7%
Procter & Gamble Co. (The)	2.2%
UnitedHealth Group, Inc.	2.0%
Home Depot, Inc. (The)	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	3.3%
JPMorgan Chase & Co.	3.1%
Johnson & Johnson	3.1%
Microsoft Corp.	3.1%
Exxon Mobil Corp.	3.0%
AbbVie, Inc.	2.8%
Broadcom, Inc.	2.7%
Procter & Gamble Co. (The)	2.2%
UnitedHealth Group, Inc.	2.0%
Home Depot, Inc. (The)	1.9%
(a)	Excludes money market funds.

C000194634 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core Dividend ETF
Class Name	iShares Core Dividend ETF
Trading Symbol	DIVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core Dividend ETF (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend ETF	$3	0.05%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[9]
Net Assets	$ 1,093,763,854
Holdings Count | Holding	439
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,093,763,854
Number of Portfolio Holdings	439
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.0%
Financials	20.3%
Industrials	10.3%
Health Care	9.4%
Consumer Staples	9.3%
Energy	8.1%
Consumer Discretionary	5.1%
Communication Services	3.9%
Real Estate	2.9%
Utilities	2.6%
Materials	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	5.3%
Exxon Mobil Corp.	4.0%
QUALCOMM, Inc.	3.8%
JPMorgan Chase & Co.	3.7%
International Business Machines Corp.	3.0%
Accenture PLC, Class A	2.6%
Wells Fargo & Co.	2.3%
Dell Technologies, Inc., Class C	2.1%
Bank of America Corp.	2.0%
Texas Instruments, Inc.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	5.3%
Exxon Mobil Corp.	4.0%
QUALCOMM, Inc.	3.8%
JPMorgan Chase & Co.	3.7%
International Business Machines Corp.	3.0%
Accenture PLC, Class A	2.6%
Wells Fargo & Co.	2.3%
Dell Technologies, Inc., Class C	2.1%
Bank of America Corp.	2.0%
Texas Instruments, Inc.	1.8%
(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.